Acquisitions (Details 2) (NuLoch [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2011
NuLoch [Member]
Fair value of total purchase price:
Common stock issued	$ 282,175
4,275,998 exchangeable shares at $7.40 per share	31,643
Debt assumed	18,770
Net deferred tax liability	97,912
Total	430,500
Amounts recognized for assets acquired and liabilities assumed:
Business Acquisition Purchase Price Allocation Oil and Gas Properties	447,540
Oil and gas properties	447,540
Equipment and other fixed assets	5,167
Asset retirement obligation	(1,496)
Acquisition of leasehold mineral interest	430,500
Total	430,500
Working capital deficit assumed:
Cash	640
Accounts receivable	5,951
Prepaid expenses	359
Accounts payable	(27,661)
Working capital	$ (20,711)